Royalty obligation (Detail Textuals) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 18, 2011	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Royalty Obligation [Line Items]
Carrying value of the royalty obligation		$ 697	$ 2,048
Current portion of the royalty obligation		362	872
Change in royalty obligation		953	316	$ 355
Royalties received		441	1,023	1,654
Royalties paid		$ (326)	$ (1,355)	$ (1,539)
Birmingham Associates Ltd | AGGRASTAT
Royalty Obligation [Line Items]
Value of shares issued on debt conversion	$ 4,750
Number of shares issued on debt conversion	2,176,003
Percentage of first $2,000,000 of quarterly sales	4.00%
Percentage of quarterly sales between $2,000,000 and $4,000,000	6.00%
Percentage of portion of quarterly sales exceeding $4,000,000 payable within 60 days	8.00%
Amount of quarterly product revenue	$ 2,000
Amount of quarterly product revenue	2,000
Amount of quarterly product revenue	4,000
Amount of quarterly product revenue	$ 4,000